Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	R$ 16,174,130	R$ 13,642,918
Marketable securities	4,372,696	3,669,109
Trade receivables	2,580,776	2,007,140
Derivative financial instruments	194,878	587,894
Inventories	1,149,304	935,264
Receivables from related parties	98,280	680,049
Income tax receivable	442,957	316,452
Other current tax receivable	921,472	785,367
Dividend receivable	519,965	80,755
Sector financial assets	489,601	241,749
Other financial assets	466	69,126
Other current assets	348,658	419,045
Total current assets	27,293,183	23,434,868
Trade receivables	165,077	26,301
Marketable securities	15,311
Restricted cash	58,990	34,562
Deferred tax assets	3,051,628	1,900,241
Receivables from related parties	318,211	249,641
Income tax receivable	344,059	41,543
Other non-current tax receivable	1,879,695	957,671
Judicial deposits	923,061	875,842
Derivative financial instruments	4,538,048	7,552,806
Sector financial assets	68,709
Other non-current assets	179,598	278,918
Other financial assets	319,727
Investments in associates	780,067	383,851
Investments in joint ventures	10,936,663	7,988,208
Property, plant and equipment	16,648,553	14,068,506
Contract asset	705,982	695,938
Right-of-use assets	7,947,267	7,916,230
Investment property	3,886,696
Intangible assets and goodwill	17,781,498	17,308,439
Total non-current assets	70,548,840	60,278,697
Total assets	97,842,023	83,713,565
Liabilities
Loans, borrowings and debentures	4,241,368	4,929,069
Leases	405,820	531,410
Derivative financial instruments	925,650	321,890
Trade payables	3,253,504	2,630,054
Employee benefits payables	552,991	336,466
Income tax payables	71,224	386,122
Other taxes payable	536,220	417,326
Dividends payable	799,634	1,413,222
Concessions payable	160,771	158,705
Payables to related parties	287,609	307,080
Sector financial liabilities	85,866	91,912
Other financial liabilities	726,423	562,763
Other current liabilities	909,956	460,975
Total current liabilities	12,957,036	12,546,994
Loans, borrowings and debentures	41,417,669	37,320,391
Leases	2,861,858	2,470,437
Preferred shareholders payable in subsidiaries		387,044
Derivative financial instruments	150,511	124,171
Other taxes payable	146,889	149,018
Provision for legal proceedings	1,644,061	1,360,898
Concessions payable	2,893,477	2,824,637
Other financial liabilities		31,425
Post-employment benefits	669,475	728,734
Deferred tax liabilities	3,818,056	3,691,132
Sector financial liabilities	1,286,417	473,999
Deferred revenue	36,440	43,000
Other non-current liabilities	1,090,112	742,818
Total non-current liabilities	56,014,965	50,347,704
Total liabilities	68,972,001	62,894,698
Shareholders' equity
Share capital	6,365,853	5,328
Treasury shares	(69,064)
Additional paid-in capital	(1,690,235)	2,007,356
Accumulated other comprehensive loss	(521,609)	(1,524,027)
Retained earnings	10,655,992	4,771,426
Equity attributable to:
Owners of the Company	14,740,937	5,260,083
Non-controlling interests	14,129,085	15,558,784
Total shareholders' equity	28,870,022	20,818,867
Total shareholders' equity and liabilities	R$ 97,842,023	R$ 83,713,565